Cash at Banks (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of cash and bank balances at central banks [text block] [Abstract]
Schedule of cash and cash equivalents
	30 June 2021	31 December 2020
	USD ’000	USD ’000

Cash and bank balances*	169,033	120,303
Deposits with original maturities of three months or less	11,101	13,136
	180,134	133,439

Schedule of term deposits
	30 June 2021	31 December 2020
	USD ’000	USD ’000
Deposits with original maturities over three months and less than one year	152,114	138,510
Deposits with original maturities over one year	33,702	33,702
	185,816	172,212